Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2012
Registrant Name	dei_EntityRegistrantName	Roxbury Funds
Central Index Key	dei_EntityCentralIndexKey	0001359057
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 05, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov. 05, 2012
Roxbury Small-Cap Growth Fund (Prospectus Summary) | Roxbury Small-Cap Growth Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RSCIX
Roxbury/Mar Vista Strategic Growth Fund (Prospectus Summary) | Roxbury/Mar Vista Strategic Growth Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMSIX